Business Combinations and Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions					1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 01, 2021	Oct. 20, 2021	Dec. 18, 2020	Sep. 01, 2020	Feb. 28, 2021	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill						$ 1,662.6	$ 677.4	$ 1,662.6	$ 681.5	$ 522.6	$ 511.6
GAAP purchase consideration, net of cash acquired						$ 58.6	$ 0.9		$ 290.1	$ 55.7	$ 9.1
Payments to acquire businesses gross		$ 1,300.0
Customer relationships | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		6 years	10 years					6 years	6 years	6 years
Customer relationships | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		13 years	11 years					13 years	17 years	15 years
Developed technology | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		5 years	7 years					5 years	3 years	3 years
Developed technology | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		16 years	10 years					16 years	16 years	16 years
Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		10 years	7 years
Trade names | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years								3 years	5 years	5 years
Trade names | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years								10 years	9 years	9 years
Distributor relationships | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		7 years						7 years
Distributor relationships | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		13 years						13 years
Backlog and other | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		1 year						1 year	1 year	1 year
Backlog and other | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		4 years						4 years	9 years	9 years
Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years		1 year
Noncompete Agreements | Minimum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years			2 years
Noncompete Agreements | Maximum
Business Combination, Separately Recognized Transactions [Line Items]
Original Average Life in Years			3 years
Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Date of acquisition		Oct. 20, 2021
Segment		Total
Goodwill		$ 1,639.0
Amortizable intangible assets		821.0
Cash		101.9
Accounts receivable		114.3
Cost in excess of billings		63.6
Inventory		144.6
Property, Plant and Equipment		126.4
Other current and non-current assets		24.3
Right of use assets		43.3
Other non-current assets		17.0
Current liabilities		(148.3)
Current lease liability		(8.8)
Deferred contract revenue		(58.9)
Notes payable assumed		(2.9)
Other long-term liabilities		(242.1)
Minority interest		(2.1)
Net tangible assets acquired		172.3
Purchase consideration		2,632.3
Less: cash acquired		(101.9)
GAAP purchase consideration, net of cash acquired		2,530.4
Mirion TopCo | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		338.8
Mirion TopCo | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		234.6
Mirion TopCo | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		100.5
Mirion TopCo | Distributor relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		61.1
Mirion TopCo | Backlog and other
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		81.5
Mirion TopCo | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		$ 4.5
Medical | Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Segment		Medical
Goodwill		$ 675.2
Amortizable intangible assets		330.5
Cash		7.8
Accounts receivable		44.0
Cost in excess of billings		0.0
Inventory		25.1
Property, Plant and Equipment		52.6
Other current and non-current assets		5.8
Right of use assets		22.3
Other non-current assets		8.0
Current liabilities		(31.9)
Current lease liability		(4.1)
Deferred contract revenue		(34.7)
Notes payable assumed		(1.8)
Other long-term liabilities		(70.6)
Minority interest		0.0
Net tangible assets acquired		22.5
Medical | Mirion TopCo | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		152.7
Medical | Mirion TopCo | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		66.3
Medical | Mirion TopCo | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		36.8
Medical | Mirion TopCo | Distributor relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		52.5
Medical | Mirion TopCo | Backlog and other
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		17.7
Medical | Mirion TopCo | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		$ 4.5
Medical | CIRS
Business Combination, Separately Recognized Transactions [Line Items]
Date of acquisition	Dec. 01, 2021
Segment	Medical
Goodwill	$ 35.0
Amortizable intangible assets	21.8
Cash	1.0
Accounts receivable	1.6
Inventory	2.0
Property, Plant and Equipment	0.4
Operating ROU assets	3.8
Current liabilities	(0.5)
Other long-term liabilities	(10.0)
Net tangible assets acquired	(1.7)
Purchase consideration	55.1
Less: cash acquired	(1.0)
GAAP purchase consideration, net of cash acquired	54.1
Acquiree revenue post acquisition through the period ended	1.5
Acquiree income (loss) from operations post acquisition through the period ended	(0.1)
Medical | CIRS | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets	$ 1.6
Original Average Life in Years	7 years
Medical | CIRS | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets	$ 19.2
Original Average Life in Years	5 years
Medical | CIRS | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets	$ 0.4
Original Average Life in Years	3 years
Medical | CIRS | Backlog and other
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets	$ 0.6
Original Average Life in Years	2 years
Medical | Biodex
Business Combination, Separately Recognized Transactions [Line Items]
Date of acquisition				Sep. 01, 2020
Segment				Medical
Goodwill				$ 11.1
Amortizable intangible assets				6.6
Cash				4.1
Accounts receivable				4.0
Inventory				6.4
Property, Plant and Equipment				1.0
Other current and non-current assets				0.6
Current liabilities				(2.6)
Deferred contract revenue				(0.2)
Other long-term liabilities				0.0
Net tangible assets acquired				13.3
Purchase consideration				31.0
Less: cash acquired				(4.1)
GAAP purchase consideration, net of cash acquired				26.9
Acquiree revenue post acquisition through the period ended				32.6
Acquiree income (loss) from operations post acquisition through the period ended				0.7
Medical | Biodex | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets				2.3
Medical | Biodex | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets				2.6
Medical | Biodex | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets				1.4
Medical | Biodex | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets				$ 0.3
Medical | SNC
Business Combination, Separately Recognized Transactions [Line Items]
Date of acquisition			Dec. 18, 2020
Segment			Medical
Goodwill			$ 130.2
Amortizable intangible assets			125.5
Cash			18.8
Accounts receivable			24.0
Inventory			13.9
Property, Plant and Equipment			5.9
Other current and non-current assets			8.0
Current liabilities			(9.3)
Deferred contract revenue			(6.5)
Other long-term liabilities			(33.6)
Net tangible assets acquired			21.2
Purchase consideration			276.9
Less: cash acquired			(18.8)
GAAP purchase consideration, net of cash acquired			258.1
Acquiree revenue post acquisition through the period ended			48.9
Acquiree income (loss) from operations post acquisition through the period ended			(5.5)
Payments to acquire businesses gross					$ 261.9
Business combination, deferred consideration					$ 15.0
Medical | SNC | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets			59.5
Medical | SNC | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets			46.5
Medical | SNC | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets			12.0
Medical | SNC | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets			$ 7.5
Industrial | Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Segment		Industrial
Goodwill		$ 963.8
Amortizable intangible assets		490.5
Cash		39.5
Accounts receivable		70.3
Cost in excess of billings		63.6
Inventory		119.5
Property, Plant and Equipment		72.7
Other current and non-current assets		13.2
Right of use assets		20.1
Other non-current assets		9.0
Current liabilities		(82.7)
Current lease liability		(4.4)
Deferred contract revenue		(24.2)
Notes payable assumed		(1.1)
Other long-term liabilities		(147.7)
Minority interest		(2.0)
Net tangible assets acquired		145.8
Industrial | Mirion TopCo | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		186.1
Industrial | Mirion TopCo | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		168.3
Industrial | Mirion TopCo | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		63.7
Industrial | Mirion TopCo | Distributor relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		8.6
Industrial | Mirion TopCo | Backlog and other
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		63.8
Industrial | Mirion TopCo | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		$ 0.0
Corporate and other | Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Segment		Corporate
Amortizable intangible assets		$ 0.0
Cash		54.6
Accounts receivable		0.0
Cost in excess of billings		0.0
Inventory		0.0
Property, Plant and Equipment		1.1
Other current and non-current assets		5.3
Right of use assets		0.9
Other non-current assets		0.0
Current liabilities		(33.7)
Current lease liability		(0.3)
Deferred contract revenue		0.0
Notes payable assumed		0.0
Other long-term liabilities		(23.8)
Minority interest		(0.1)
Net tangible assets acquired		4.0
Corporate and other | Mirion TopCo | Customer relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		0.0
Corporate and other | Mirion TopCo | Developed technology
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		0.0
Corporate and other | Mirion TopCo | Trade names
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		0.0
Corporate and other | Mirion TopCo | Distributor relationships
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		0.0
Corporate and other | Mirion TopCo | Backlog and other
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		0.0
Corporate and other | Mirion TopCo | Noncompete Agreements
Business Combination, Separately Recognized Transactions [Line Items]
Amortizable intangible assets		$ 0.0